Distribution Date:	07/17/25	Wells Fargo Commercial Mortgage Trust 2017-C39
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C39

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-15		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	16-18	Asset Representations	BellOak, LLC
		Reviewer & Operating
Principal Prepayment Detail	19	Advisor
Historical Detail	20		Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	21		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24-25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000XAA5	1.975000%	27,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000XAB3	2.990000%	80,706,000.00	2,002,692.74	0.00	4,990.04	0.00	0.00	4,990.04	2,002,692.74	33.87%	30.00%
A-3	95000XAC1	2.878000%	4,389,000.00	4,389,000.00	0.00	10,526.29	0.00	0.00	10,526.29	4,389,000.00	33.87%	30.00%
A-SB	95000XAD9	3.212000%	44,790,000.00	15,961,109.11	870,030.05	42,722.57	0.00	0.00	912,752.62	15,091,079.06	33.87%	30.00%
A-4	95000XAE7	3.157000%	305,000,000.00	305,000,000.00	0.00	802,404.17	0.00	0.00	802,404.17	305,000,000.00	33.87%	30.00%
A-5	95000XAF4	3.418000%	330,283,000.00	330,283,000.00	0.00	940,756.08	0.00	0.00	940,756.08	330,283,000.00	33.87%	30.00%
A-S	95000XAG2	3.702000%	106,203,000.00	106,203,000.00	0.00	327,636.26	0.00	0.00	327,636.26	106,203,000.00	23.18%	20.63%
B	95000XAK3	4.025000%	50,978,000.00	50,978,000.00	0.00	170,988.71	0.00	0.00	170,988.71	50,978,000.00	18.05%	16.13%
C	95000XAL1	4.118000%	46,729,000.00	46,729,000.00	0.00	160,358.35	0.00	0.00	160,358.35	46,729,000.00	13.34%	12.00%
D	95000XAM9	4.358802%	19,732,000.00	19,732,000.00	0.00	71,673.23	0.00	0.00	71,673.23	19,732,000.00	11.36%	10.26%
E-RR	95000XAP2	4.358802%	36,910,000.00	36,910,000.00	0.00	134,069.48	0.00	0.00	134,069.48	36,910,000.00	7.64%	7.00%
F-RR	95000XAR8	4.358802%	25,489,000.00	25,489,000.00	0.00	92,584.58	0.00	0.00	92,584.58	25,489,000.00	5.07%	4.75%
G-RR	95000XAT4	4.358802%	11,328,000.00	11,328,000.00	0.00	41,147.09	0.00	0.00	41,147.09	11,328,000.00	3.93%	3.75%
H-RR	95000XAV9	4.358802%	42,481,836.00	39,059,758.09	0.00	278,389.80	0.00	0.00	278,389.80	39,059,758.09	0.00%	0.00%
V	95000XAX5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000XAZ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,132,834,836.00	994,064,559.94	870,030.05	3,078,246.65	0.00	0.00	3,948,276.70	993,194,529.89

X-A	95000XAH0	1.071756%	792,984,000.00	657,635,801.85	0.00	587,354.27	0.00	0.00	587,354.27	656,765,771.80
X-B	95000XAJ6	0.438304%	223,642,000.00	223,642,000.00	0.00	81,686.08	0.00	0.00	81,686.08	223,642,000.00
Notional SubTotal			1,016,626,000.00	881,277,801.85	0.00	669,040.35	0.00	0.00	669,040.35	880,407,771.80

Deal Distribution Total					870,030.05	3,747,287.00	0.00	0.00	4,617,317.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000XAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000XAB3	24.81466979	0.00000000	0.06182985	0.00000000	0.00000000	0.00000000	0.00000000	0.06182985	24.81466979
A-3	95000XAC1	1,000.00000000	0.00000000	2.39833447	0.00000000	0.00000000	0.00000000	0.00000000	2.39833447	1,000.00000000
A-SB	95000XAD9	356.35430029	19.42464948	0.95384171	0.00000000	0.00000000	0.00000000	0.00000000	20.37849118	336.92965081
A-4	95000XAE7	1,000.00000000	0.00000000	2.63083334	0.00000000	0.00000000	0.00000000	0.00000000	2.63083334	1,000.00000000
A-5	95000XAF4	1,000.00000000	0.00000000	2.84833334	0.00000000	0.00000000	0.00000000	0.00000000	2.84833334	1,000.00000000
A-S	95000XAG2	1,000.00000000	0.00000000	3.08500005	0.00000000	0.00000000	0.00000000	0.00000000	3.08500005	1,000.00000000
B	95000XAK3	1,000.00000000	0.00000000	3.35416670	0.00000000	0.00000000	0.00000000	0.00000000	3.35416670	1,000.00000000
C	95000XAL1	1,000.00000000	0.00000000	3.43166663	0.00000000	0.00000000	0.00000000	0.00000000	3.43166663	1,000.00000000
D	95000XAM9	1,000.00000000	0.00000000	3.63233479	0.00000000	0.00000000	0.00000000	0.00000000	3.63233479	1,000.00000000
E-RR	95000XAP2	1,000.00000000	0.00000000	3.63233487	0.00000000	0.00000000	0.00000000	0.00000000	3.63233487	1,000.00000000
F-RR	95000XAR8	1,000.00000000	0.00000000	3.63233473	0.00000000	0.00000000	0.00000000	0.00000000	3.63233473	1,000.00000000
G-RR	95000XAT4	1,000.00000000	0.00000000	3.63233492	0.00000000	0.00000000	0.00000000	0.00000000	3.63233492	1,000.00000000
H-RR	95000XAV9	919.44609197	0.00000000	6.55314897	(3.21341290)	40.07162850	0.00000000	0.00000000	6.55314897	919.44609197
V	95000XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000XAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000XAH0	829.31787003	0.00000000	0.74068868	0.00000000	0.00000000	0.00000000	0.00000000	0.74068868	828.22071038
X-B	95000XAJ6	1,000.00000000	0.00000000	0.36525375	0.00000000	0.00000000	0.00000000	0.00000000	0.36525375	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/25 - 06/30/25	30	0.00	4,990.04	0.00	4,990.04	0.00	0.00	0.00	4,990.04	0.00
A-3	06/01/25 - 06/30/25	30	0.00	10,526.29	0.00	10,526.29	0.00	0.00	0.00	10,526.29	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	42,722.57	0.00	42,722.57	0.00	0.00	0.00	42,722.57	0.00
A-4	06/01/25 - 06/30/25	30	0.00	802,404.17	0.00	802,404.17	0.00	0.00	0.00	802,404.17	0.00
A-5	06/01/25 - 06/30/25	30	0.00	940,756.08	0.00	940,756.08	0.00	0.00	0.00	940,756.08	0.00
X-A	06/01/25 - 06/30/25	30	0.00	587,354.27	0.00	587,354.27	0.00	0.00	0.00	587,354.27	0.00
X-B	06/01/25 - 06/30/25	30	0.00	81,686.08	0.00	81,686.08	0.00	0.00	0.00	81,686.08	0.00
A-S	06/01/25 - 06/30/25	30	0.00	327,636.26	0.00	327,636.26	0.00	0.00	0.00	327,636.26	0.00
B	06/01/25 - 06/30/25	30	0.00	170,988.71	0.00	170,988.71	0.00	0.00	0.00	170,988.71	0.00
C	06/01/25 - 06/30/25	30	0.00	160,358.35	0.00	160,358.35	0.00	0.00	0.00	160,358.35	0.00
D	06/01/25 - 06/30/25	30	0.00	71,673.23	0.00	71,673.23	0.00	0.00	0.00	71,673.23	0.00
E-RR	06/01/25 - 06/30/25	30	0.00	134,069.48	0.00	134,069.48	0.00	0.00	0.00	134,069.48	0.00
F-RR	06/01/25 - 06/30/25	30	0.00	92,584.58	0.00	92,584.58	0.00	0.00	0.00	92,584.58	0.00
G-RR	06/01/25 - 06/30/25	30	0.00	41,147.09	0.00	41,147.09	0.00	0.00	0.00	41,147.09	0.00
H-RR	06/01/25 - 06/30/25	30	1,832,172.96	141,878.12	0.00	141,878.12	(136,511.68)	0.00	0.00	278,389.80	1,702,316.35
Totals			1,832,172.96	3,610,775.32	0.00	3,610,775.32	(136,511.68)	0.00	0.00	3,747,287.00	1,702,316.35

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	Additional Information
Total Available Distribution Amount (1)	4,617,317.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,622,681.49	Master Servicing Fee	5,753.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,680.32
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	414.19
ARD Interest	0.00	Operating Advisor Fee	602.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	165.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,622,681.49	Total Fees	11,906.19

Principal		Expenses/Reimbursements
Scheduled Principal	870,030.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(137,305.44)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	793.76
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	870,030.05	Total Expenses/Reimbursements	(136,511.68)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,747,287.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	870,030.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,617,317.05
Total Funds Collected	4,492,711.54	Total Funds Distributed	4,492,711.56

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	994,064,559.94	994,064,559.94	Beginning Certificate Balance	994,064,559.94
(-) Scheduled Principal Collections	870,030.05	870,030.05	(-) Principal Distributions	870,030.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	993,194,529.89	993,194,529.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	994,104,229.27	994,104,229.27	Ending Certificate Balance	993,194,529.89
Ending Actual Collateral Balance	993,277,223.45	993,277,223.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	51,875,897.68	5.22%	23	4.9908	NAP	Defeased	7	51,875,897.68	5.22%	23	4.9908	NAP
2,000,000 or less	1	1,633,147.26	0.16%	24	4.7400	4.179900	1.30 or less	11	292,520,268.47	29.45%	18	4.4649	0.687155
2,000,001 to 3,000,000	2	4,532,836.71	0.46%	18	5.6870	1.399317	1.31 to 1.40	1	16,322,893.71	1.64%	25	4.7030	1.406700
3,000,001 to 4,000,000	4	13,915,256.31	1.40%	22	4.9926	1.842949	1.41 to 1.50	3	9,916,243.30	1.00%	21	5.1772	1.439680
4,000,001 to 5,000,000	2	8,395,910.21	0.85%	24	4.4481	0.891821	1.51 to 1.75	13	167,665,579.47	16.88%	23	4.5179	1.592801
5,000,001 to 6,000,000	3	16,709,698.86	1.68%	24	4.4190	2.548555	1.76 to 2.00	8	148,453,494.83	14.95%	23	4.3948	1.831030
6,000,001 to 7,000,000	3	18,651,159.56	1.88%	22	5.0607	1.609567	2.01 to 2.25	4	84,257,780.53	8.48%	22	4.3012	2.061468
7,000,001 to 8,000,000	2	15,034,110.75	1.51%	24	4.9820	1.440592	2.26 to 2.50	3	126,900,000.00	12.78%	24	3.9427	2.364539
8,000,001 to 9,000,000	5	42,621,492.30	4.29%	22	4.7573	2.246762	2.51 to 2.75	1	5,555,463.08	0.56%	24	4.5250	2.645500
9,000,001 to 10,000,000	1	9,113,128.94	0.92%	23	4.6300	3.562800	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	8	94,093,539.06	9.47%	23	4.8997	1.608598	3.01 or greater	6	89,726,908.82	9.03%	24	3.9253	3.644715
15,000,001 to 20,000,000	2	34,100,450.89	3.43%	24	4.7275	1.477861	Totals	57	993,194,529.89	100.00%	22	4.3728	1.681945
20,000,001 to 30,000,000	6	150,187,131.26	15.12%	12	4.1933	1.905371
30,000,001 to 50,000,000	8	339,330,770.10	34.17%	23	4.3171	1.529418
50,000,001 or greater	3	193,000,000.00	19.43%	24	3.8280	1.642051
Totals	57	993,194,529.89	100.00%	22	4.3728	1.681945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	51,875,897.68	5.22%	23	4.9908	NAP	Pennsylvania	5	23,864,028.05	2.40%	25	4.7033	1.440673
Alabama	1	3,374,369.95	0.34%	19	5.8900	1.421200	Tennessee	2	19,001,382.08	1.91%	25	4.7306	1.221853
Arizona	1	711,361.55	0.07%	23	4.4860	1.077700	Texas	26	44,011,775.27	4.43%	24	4.6044	1.500582
Arkansas	1	144,544.91	0.01%	23	4.4860	1.077700	Utah	1	5,019,503.08	0.51%	21	3.7950	1.583300
California	16	81,760,863.96	8.23%	23	3.9106	2.725371	Vermont	1	4,102,832.78	0.41%	24	4.3100	1.418900
Colorado	1	1,506,794.71	0.15%	21	3.7950	1.583300	Virginia	2	1,395,537.27	0.14%	23	4.4860	1.077700
Connecticut	3	35,176,565.66	3.54%	24	4.3096	1.596294	Washington	3	5,791,226.34	0.58%	22	4.0529	1.394611
Florida	1	3,900,000.00	0.39%	24	4.3900	2.349500	Wisconsin	2	696,698.91	0.07%	22	4.1590	1.316959
Georgia	3	15,390,835.63	1.55%	23	4.6944	2.873796	Wyoming	3	10,007,398.90	1.01%	22	5.0739	1.978556
Idaho	1	2,111,222.05	0.21%	22	5.1000	2.018600	Totals	141	993,194,529.89	100.00%	22	4.3728	1.681945
Illinois	7	96,941,553.43	9.76%	25	4.3740	1.943034
									Property Type³
Indiana	5	2,818,260.36	0.28%	23	4.4860	1.077700
Iowa	1	12,465,116.90	1.26%	17	5.2900	1.762900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	1	747,609.26	0.08%	23	4.4860	1.077700		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	2	66,582,896.08	6.70%	24	3.9182	2.260576	Defeased	8	51,875,897.68	5.22%	23	4.9908	NAP
Maryland	8	76,574,667.23	7.71%	23	4.5473	1.957387	Industrial	1	2,093,796.14	0.21%	19	5.7300	1.281800
Michigan	5	7,428,241.07	0.75%	21	4.5984	1.413843	Lodging	75	124,818,100.18	12.57%	23	4.7782	1.360378
Minnesota	3	986,252.48	0.10%	23	4.3937	1.145250	Mixed Use	3	60,606,487.73	6.10%	24	4.5863	1.266247
New Jersey	4	133,511,573.57	13.44%	24	4.4370	1.425179	Multi-Family	4	58,319,058.25	5.87%	24	4.1859	2.987177
New Mexico	1	6,118,893.59	0.62%	23	5.1300	1.653800	Office	16	358,376,099.57	36.08%	19	4.1007	1.569445
New York	10	219,219,188.08	22.07%	23	4.0177	1.408003	Other	12	20,600,000.00	2.07%	21	3.7950	1.583300
North Carolina	1	620,742.25	0.06%	23	4.4860	1.077700	Retail	18	292,369,581.04	29.44%	24	4.3999	1.790552
Ohio	7	40,655,992.73	4.09%	(18)	5.1217	0.721522	Self Storage	4	24,135,509.30	2.43%	21	4.9542	2.096484
Oklahoma	3	13,472,371.68	1.36%	23	4.8636	0.907957	Totals	141	993,194,529.89	100.00%	22	4.3728	1.681945
Oregon	2	5,208,332.40	0.52%	24	4.5635	0.509283

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	51,875,897.68	5.22%	23	4.9908	NAP	Defeased	7	51,875,897.68	5.22%	23	4.9908	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	4	167,600,000.00	16.87%	23	3.6504	1.673109	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	119,164,133.49	12.00%	24	3.8207	2.472265	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	97,616,499.13	9.83%	24	4.0727	2.341163	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	217,333,602.88	21.88%	23	4.4048	1.555611	49 months or greater	50	941,318,632.21	94.78%	22	4.3388	1.691888
	4.501% to 4.750%	11	109,411,491.00	11.02%	24	4.6642	1.681451	Totals	57	993,194,529.89	100.00%	22	4.3728	1.681945
	4.751% to 5.000%	10	138,651,322.85	13.96%	23	4.8420	1.053431
	5.001% to 5.250%	5	57,708,322.14	5.81%	(6)	5.1484	1.146836
	5.251% to 5.500%	3	25,926,054.06	2.61%	19	5.3145	1.682263
	5.501% to 5.750%	2	4,532,836.71	0.46%	18	5.6870	1.399317
	5.751% to 6.000%	1	3,374,369.95	0.34%	19	5.8900	1.421200
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	993,194,529.89	100.00%	22	4.3728	1.681945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	51,875,897.68	5.22%	23	4.9908	NAP	Defeased	7	51,875,897.68	5.22%	23	4.9908	NAP
	60 months or less	50	941,318,632.21	94.78%	22	4.3388	1.691888	Interest Only	13	514,300,000.00	51.78%	24	4.0219	1.760116
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	28,337,268.45	2.85%	22	5.2687	1.773449
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	33	398,681,363.76	40.14%	19	4.6815	1.598076
	Totals	57	993,194,529.89	100.00%	22	4.3728	1.681945	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	993,194,529.89	100.00%	22	4.3728	1.681945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	51,875,897.68	5.22%	23	4.9908	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	48	914,679,591.64	92.09%	22	4.3419	1.694293
	13 months to 24 months	2	26,639,040.57	2.68%	23	4.2308	1.609304
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	993,194,529.89	100.00%	22	4.3728	1.681945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100725	OF	New York	NY	Actual/360	3.651%	212,998.33	0.00	0.00	N/A	06/06/27	--	70,000,000.00	70,000,000.00	07/06/25
2	310941307	OF	Basking Ridge	NJ	Actual/360	4.070%	220,458.33	0.00	0.00	07/11/27	01/11/33	--	65,000,000.00	65,000,000.00	07/11/25
3	310940147	RT	Metairie	LA	Actual/360	3.770%	182,216.67	0.00	0.00	N/A	08/01/27	--	58,000,000.00	58,000,000.00	07/01/25
4	883100731	OF	Uniondale	NY	Actual/360	4.450%	185,416.67	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	07/06/25
5	301741196	RT	North Bergen	NJ	Actual/360	4.802%	200,083.33	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	07/06/25
6	307771007	OF	New York	NY	Actual/360	3.669%	137,602.50	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	07/01/25
8	301741189	OF	New York	NY	Actual/360	4.324%	150,813.96	72,512.81	0.00	05/06/27	05/06/32	--	41,854,012.17	41,781,499.36	07/06/25
9	310940632	MU	Lincolnshire	IL	Actual/360	4.460%	154,231.64	65,143.81	0.00	N/A	08/11/27	--	41,497,301.82	41,432,158.01	07/11/25
10	308460010	LO	Various	Various	Actual/360	4.486%	149,533.33	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	07/01/25
11	883100737	RT	Bowie	MD	Actual/360	4.295%	129,506.63	66,346.21	0.00	N/A	07/06/27	--	36,183,458.94	36,117,112.73	07/06/25
12	610942092	MF	Chicago	IL	Actual/360	3.920%	114,333.33	0.00	0.00	N/A	08/11/27	--	35,000,000.00	35,000,000.00	07/11/25
13	308460013	RT	Torrance	CA	Actual/360	3.658%	91,437.50	0.00	0.00	N/A	06/01/27	--	30,000,000.00	30,000,000.00	06/01/25
14	301741205	OF	Various	OH	Actual/360	5.217%	121,801.79	0.00	0.00	N/A	07/06/22	07/06/25	28,016,513.64	28,016,513.64	07/06/25
15	310939728	LO	Dallas	TX	Actual/360	4.660%	96,359.64	43,024.17	0.00	N/A	07/04/27	--	24,813,641.79	24,770,617.62	05/04/25
16	310941445	OF	Stamford	CT	Actual/360	4.088%	82,437.30	0.00	0.00	N/A	07/01/27	--	24,200,000.00	24,200,000.00	07/01/25
17	333100018	OF	San Mateo	CA	Actual/360	3.600%	67,800.00	0.00	0.00	N/A	07/05/27	--	22,600,000.00	22,600,000.00	07/05/25
18	308460018	98	Various	Various	Actual/360	3.795%	65,147.50	0.00	0.00	04/06/27	04/06/28	--	20,600,000.00	20,600,000.00	07/05/25
19	301741186	LO	Jamaica	NY	Actual/360	5.523%	83,648.68	34,891.28	0.00	N/A	05/06/27	02/06/27	18,174,618.89	18,139,727.61	07/06/25
20	301741207	RT	Jackson	NJ	Actual/360	4.750%	70,498.25	32,527.10	0.00	N/A	07/06/27	--	17,810,084.28	17,777,557.18	07/06/25
21	883100741	RT	York	PA	Actual/360	4.703%	64,068.75	24,649.15	0.00	N/A	08/06/27	--	16,347,542.86	16,322,893.71	07/06/25
22	416000248	RT	Muskogee	OK	Actual/360	4.880%	52,620.75	26,806.01	0.00	N/A	06/01/27	--	12,939,529.56	12,912,723.55	07/01/25
23	301741194	LO	Various	Various	Actual/360	5.100%	49,846.03	35,766.48	0.00	N/A	05/06/27	--	11,728,476.71	11,692,710.23	07/06/25
24	416000242	RT	Davenport	IA	Actual/360	5.290%	55,062.22	25,366.93	0.00	N/A	12/01/26	--	12,490,483.83	12,465,116.90	07/01/25
25	301741210	RT	Melville	NY	Actual/360	4.572%	47,479.25	24,056.88	0.00	N/A	08/06/27	--	12,461,745.60	12,437,688.72	07/06/25
26	310942012	LO	Chicago	IL	Actual/360	4.800%	47,284.35	26,168.80	0.00	N/A	06/11/27	--	11,821,086.57	11,794,917.77	07/11/25
27	308460027	LO	Nashville	TN	Actual/360	4.802%	44,585.07	23,059.88	0.00	N/A	08/06/27	--	11,141,625.89	11,118,566.01	07/06/25
28	416000244	SS	Kensington	MD	Actual/360	4.930%	45,589.50	16,452.77	0.00	N/A	04/01/27	--	11,096,835.01	11,080,382.24	07/01/25
29	333100022	MU	Norwalk	CT	Actual/360	4.810%	42,525.67	17,880.38	0.00	N/A	08/05/27	--	10,609,314.02	10,591,433.64	07/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	883100738	RT	Norcross	GA	Actual/360	4.800%	35,276.32	23,152.63	0.00	N/A	07/06/27	04/06/27	8,819,079.50	8,795,926.87	07/06/25
31	301741200	MF	Buford	GA	Actual/360	4.630%	35,231.98	18,269.66	0.00	N/A	06/06/27	--	9,131,398.60	9,113,128.94	07/06/25
32	301741206	MF	Bixby	OK	Actual/360	4.680%	35,562.01	16,828.42	0.00	N/A	07/06/27	--	9,118,464.47	9,101,636.05	07/06/25
33	600940066	LO	Oregon	OH	Actual/360	4.800%	35,255.76	17,210.78	0.00	N/A	06/11/27	--	8,813,941.11	8,796,730.33	07/11/25
34	333100019	MF	Baltimore	MD	Actual/360	5.030%	36,297.17	17,568.49	0.00	N/A	06/05/27	--	8,659,364.31	8,641,795.82	07/05/25
35	410939633	RT	Ellicott City	MD	Actual/360	4.050%	28,471.69	19,558.55	0.00	N/A	06/11/27	--	8,436,057.68	8,416,499.13	07/11/25
36	416000247	MU	New Orleans	LA	Actual/360	4.920%	35,263.39	17,930.91	0.00	N/A	04/01/27	--	8,600,826.99	8,582,896.08	07/01/25
37	416000245	SS	Millersville	MD	Actual/360	4.980%	34,022.89	14,716.71	0.00	N/A	04/01/27	--	8,198,287.65	8,183,570.94	07/01/25
39	308460039	RT	Las Vegas	NV	Actual/360	4.284%	30,007.16	13,582.37	0.00	N/A	08/05/27	05/05/27	8,405,365.62	8,391,783.25	07/05/25
40	301741208	LO	Minooka	IL	Actual/360	5.370%	32,095.84	20,959.63	0.00	N/A	07/06/27	--	7,172,254.31	7,151,294.68	07/06/25
42	310941078	RT	Spring Hill	TN	Actual/360	4.630%	30,461.25	12,108.56	0.00	N/A	07/11/27	--	7,894,924.63	7,882,816.07	07/11/25
44	301741193	LO	Albuquerque	NM	Actual/360	5.130%	26,237.49	18,532.01	0.00	N/A	06/06/27	--	6,137,425.60	6,118,893.59	07/06/25
46	883100739	OF	Plymouth Meeting	PA	Actual/360	4.750%	24,682.96	13,071.27	0.00	N/A	07/06/27	--	6,235,694.76	6,222,623.49	07/06/25
47	625100274	RT	San Diego	CA	Actual/360	5.300%	27,915.97	10,955.36	0.00	N/A	02/05/27	--	6,320,597.84	6,309,642.48	07/05/25
48	301741203	OF	Houston	TX	Actual/360	4.525%	20,994.12	12,037.05	0.00	N/A	07/06/27	--	5,567,500.13	5,555,463.08	07/06/25
49	410939944	RT	East Point	GA	Actual/360	4.910%	22,919.82	11,484.10	0.00	N/A	07/11/27	--	5,601,586.39	5,590,102.29	07/11/25
50	410940811	MF	Redding	CA	Actual/360	3.820%	17,747.44	10,979.00	0.00	N/A	07/11/27	--	5,575,112.49	5,564,133.49	07/11/25
52	410940029	RT	Salem	OR	Actual/360	4.580%	16,416.00	8,056.87	0.00	N/A	07/11/27	--	4,301,134.30	4,293,077.43	07/11/25
53	416000249	RT	Williston	VT	Actual/360	4.310%	14,759.87	6,643.95	0.00	N/A	07/01/27	--	4,109,476.73	4,102,832.78	07/01/25
54	625100272	LO	Huntsville	AL	Actual/360	5.890%	16,602.21	8,083.22	0.00	N/A	02/05/27	--	3,382,453.17	3,374,369.95	07/05/25
55	410940132	RT	Clearwater	FL	Actual/360	4.390%	14,267.50	0.00	0.00	N/A	07/11/27	--	3,900,000.00	3,900,000.00	07/11/25
56	416000250	RT	College Station	TX	Actual/360	4.710%	13,377.62	5,834.22	0.00	N/A	08/01/27	--	3,408,311.72	3,402,477.50	07/01/25
57	416000246	SS	Landover	MD	Actual/360	5.080%	13,729.12	4,689.41	0.00	N/A	04/01/27	--	3,243,098.27	3,238,408.86	07/01/25
58	883100732	SS	Baytown	TX	Actual/360	4.570%	11,186.28	5,927.30	0.00	N/A	06/06/27	03/06/27	2,937,315.28	2,931,387.98	07/06/25
59	301741195	RT	Baton Rouge	LA	Actual/360	5.060%	10,111.74	11,942.15	0.00	N/A	06/06/27	--	2,398,040.70	2,386,098.55	07/06/25
61	416000243	RT	Okemos	MI	Actual/360	5.650%	11,505.90	4,691.34	0.00	N/A	01/01/27	--	2,443,731.91	2,439,040.57	07/01/25
62	625100273	IN	Akron	OH	Actual/360	5.730%	10,016.78	3,958.49	0.00	N/A	02/05/27	--	2,097,754.63	2,093,796.14	07/05/25
63	625100270	SS	Glendale	AZ	Actual/360	5.860%	10,413.74	3,169.59	0.00	N/A	01/05/27	--	2,132,506.96	2,129,337.37	07/05/25

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
64	600940708	SS	Socorro	TX	Actual/360	4.740%	6,464.50	3,435.35	0.00 N/A	07/11/27	--	1,636,582.61	1,633,147.26	07/11/25
Totals							3,622,681.49	870,030.05	0.00			994,064,559.94	993,194,529.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,300,373.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,758,242.78	3,218,524.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,197,853.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	25,459,733.17	4,812,461.73	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,340,100.00	190,881.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	72,698,049.00	19,037,736.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,715,951.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,219,313.81	774,297.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	35,623,487.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,500,405.65	922,778.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	15,180,785.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	59,746,222.00	0.00	--	--	--	0.00	0.00	91,343.75	91,343.75	0.00	0.00
14	1,533,725.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,012,700.76	2,382,148.35	01/01/24	09/30/24	05/12/25	5,169,178.12	0.00	278,557.22	278,557.22	0.00	0.00
16	10,424,939.00	3,322,034.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,253,371.70	445,091.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	13,829,386.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,022,698.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,765,977.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	705,934.40	751,227.26	01/01/24	09/30/24	10/11/24	0.00	0.00	0.00	0.00	0.00	0.00
23	2,535,570.95	2,421,335.88	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,681,522.02	472,807.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,622,033.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	4,163,674.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,187,614.93	1,196,984.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,406,962.30	351,202.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,207,428.99	311,265.84	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	2,315,599.67	595,846.88	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,114,557.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	4,029,883.12	660,934.24	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,306,529.05	602,695.60	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,056,136.00	273,550.05	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,220,521.38	312,481.73	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,201,505.00	1,179,898.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	707,693.58	171,918.71	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,147,020.70	1,032,544.25	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	846,092.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	961,455.50	189,665.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,143,770.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	749,532.20	398,005.65	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,108,406.25	279,008.70	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	473,313.00	37,350.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	364,464.00	91,116.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	659,274.83	511,758.44	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	403,920.00	100,980.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	407,570.22	106,604.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	437,931.89	99,544.31	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	307,927.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	234,351.03	58,588.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	478,599.00	126,841.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	337,770,111.93	47,440,108.63				5,169,178.12	0.00	369,900.97	369,900.97	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	0	0.00	1	12,912,723.55	0	0.00	1	70,000,000.00	0	0.00	0	0.00	4.372847%	4.295572%	22
06/17/25	0	0.00	0	0.00	0	0.00	1	12,939,529.56	0	0.00	0	0.00	0	0.00	0	0.00	4.317737%	4.240499%	23
05/16/25	0	0.00	0	0.00	0	0.00	1	12,964,476.71	0	0.00	0	0.00	0	0.00	0	0.00	4.373478%	4.303313%	24
04/17/25	0	0.00	0	0.00	0	0.00	1	12,991,073.11	0	0.00	0	0.00	0	0.00	0	0.00	4.318458%	4.248322%	25
03/17/25	0	0.00	0	0.00	0	0.00	1	13,015,804.57	0	0.00	0	0.00	0	0.00	0	0.00	4.318802%	4.241665%	26
02/18/25	0	0.00	0	0.00	0	0.00	1	13,045,715.59	0	0.00	0	0.00	0	0.00	0	0.00	4.319221%	4.252149%	27
01/17/25	0	0.00	0	0.00	0	0.00	1	13,070,218.39	0	0.00	0	0.00	0	0.00	0	0.00	4.319561%	4.252514%	28
12/17/24	0	0.00	0	0.00	1	28,016,513.64	1	13,094,618.65	0	0.00	0	0.00	0	0.00	0	0.00	4.319899%	4.252875%	29
11/18/24	0	0.00	0	0.00	0	0.00	1	13,120,687.95	0	0.00	0	0.00	0	0.00	1	7,800,538.84	4.375372%	4.320875%	30
10/18/24	0	0.00	0	0.00	0	0.00	1	13,144,877.02	0	0.00	0	0.00	0	0.00	0	0.00	4.308094%	4.251997%	31
09/17/24	0	0.00	0	0.00	0	0.00	1	13,170,742.76	0	0.00	0	0.00	0	0.00	0	0.00	4.308462%	4.252378%	32
08/16/24	0	0.00	0	0.00	0	0.00	1	13,194,722.36	0	0.00	0	0.00	0	0.00	0	0.00	4.377221%	4.327391%	33
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	308460013	06/01/25	0	B	91,343.75	91,343.75	0.00	30,000,000.00
Totals					91,343.75	91,343.75	0.00	30,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,016,514	28,016,514	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		649,491,299	636,578,576	0		12,912,724
25 - 36 Months		208,905,218	208,905,218	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		106,781,499	106,781,499	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	993,194,530	993,194,530	0	0	0	0
Jun-25	994,064,560	994,064,560	0	0	0	0
May-25	994,872,051	994,872,051	0	0	0	0
Apr-25	995,735,471	995,735,471	0	0	0	0
Mar-25	996,536,159	996,536,159	0	0	0	0
Feb-25	997,511,937	997,511,937	0	0	0	0
Jan-25	998,305,393	998,305,393	0	0	0	0
Dec-24	999,095,619	971,079,105	0	0	28,016,514	0
Nov-24	999,942,397	971,925,884	0	0	28,016,514	0
Oct-24	1,008,541,814	980,525,301	0	0	28,016,514	0
Sep-24	1,009,398,401	981,381,887	0	0	28,016,514	0
Aug-24	1,010,190,547	982,174,033	0	0	28,016,514	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	883100725	70,000,000.00	70,000,000.00	750,000,000.00	04/01/17	3,234,116.14	0.37170	12/31/24	06/06/27	I/O
5	301741196	50,000,000.00	50,000,000.00	103,900,000.00	04/03/17	108,776.00	0.14250	03/31/25	06/06/27	I/O
10	308460010	40,000,000.00	40,000,000.00	956,000,000.00	05/24/17	28,297,123.82	1.07770	12/31/24	06/01/27	I/O
14	301741205	28,016,513.64	28,016,513.64	24,100,000.00	09/01/24	959,351.11	0.39220	12/31/24	07/06/22	264
15	310939728	24,770,617.62	24,853,294.85	20,500,000.00	04/07/25	1,951,586.60	1.16670	09/30/24	07/04/27	264
16	310941445	24,200,000.00	24,200,000.00	133,500,000.00	01/17/25	2,745,861.70	1.62030	03/31/24	07/01/27	I/O
22	416000248	12,912,723.55	12,912,723.55	18,265,000.00	09/05/24	643,798.01	0.90060	09/30/24	06/01/27	262
Totals		249,899,854.81	249,982,532.04	2,006,265,000.00		37,940,613.38

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					Specially Serviced Loan Detail - Part 2
				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	883100725	OF	NY	03/20/24	1

Borrower and Lender have entered into a loan modification, effective 7/8/2025. SS will now coordinate with the master servicer on returning the loan. The loan is payment current and due for the August 2025 payment.

5	301741196	RT	NJ	12/03/24	1

Loan transferred to special servicing on 12/3/24 due to Imminent Monetary Default. The Sponsor proposed a loan modification which would enable the Sponsor to utilize reserves, property cash flow, and other sources to pay for tenant improvement allowances contemplated in the leases it is negotiating. The proposal was declined by the Lender. The Sponsor has requested Lender modify the loan to allow for a portion of the collateral property to be sold in exchange for a

	partial prepayment of the loan. The parties are negotiating the terms of the potential modification.

10	308460010	LO	Various	03/06/25	1

Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 6/1/2025. Servicer is

	actively negotiating modification terms with Borrower. Appraisal has been received and is under review.

14	301741205	OF	OH	05/28/25	1

Asset transferred to special servicing effective May 28, 2025 due to Imminent Monetary Default (Balloon/Maturity Default). Borrower has indicated they cannot meet the terms of the July 6, 2025 maturity extension. SS is in active negotiations

	with the Borrower.

15	310939728	LO	TX	08/19/24	3

The Loan was transferred to the Special Servicer, ASC, on August 19, 2024.In February 2025, Borrower filed bankruptcy to prevent the appointment of a receiver. An initial hearing for the appointment of chapter 11 trustee was held on 4/30 after

Lender, Borrower and IHG failed to agree on settlement terms to exit the bankruptcy. Prior to the subsequent hearing held in May, Borrower filed an amended statement of financial affairs. The judge did not issue a ruling at the hearing but advised the Borrower to submit their reorganization plan as soon as possible. In June, Borrower filed a motion to extend the exclusivity period, which lapsed on 6/20/25. Recently, SS filed an amended motion to appoint the chapter 11 trustee

	as well as a lift stay motion. Hearings on all three matters are yet to be scheduled.

16	310941445	OF	CT	12/28/23	7

The loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property consists of 811,748

RSF and is 75% leased as of June 2025. The total debt is comprised of five pari passu loans. There was $11.86MM of outstanding Mezzanine debt. The properties were inspected in March 2025 and found to be in good overall condition with deferred maintenance related to the parking garage noted. Repairs are planned to occur in phases starting in late 2025 and in 2026. A Receiver was appointed by the court as of 5/23/2024. On 2/5/2025, the Trust took title to the collateral via a Strict Foreclosure filing with the Court. An order granting the discharge of the receiver was approved on 4/9/2025. Leasing efforts to stabilize the property and renew existing tenants with upcoming expirations are underway, along with

	addressing the parking garage deferred maintenance. The special servicer projects a disposition to occur in early 2027.

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	416000248	RT	OK	10/29/21	98

The loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property consists of 811,748

RSF and is 75% leased as of June 2025. The total debt is comprised of five pari passu loans. There was $11.86MM of outstanding Mezzanine debt. The properties were inspected in March 2025 and found to be in good overall condition with deferred maintenance related to the parking garage noted. Repairs are planned to occur in phases starting in late 2025 and in 2026. A Receiver was appointed by the court as of 5/23/2024. On 2/5/2025, the Trust took title to the collateral via a Strict Foreclosure filing with the Court. An order granting the discharge of the receiver was approved on 4/9/2025. Leasing efforts to stabilize the property and renew existing tenants with upcoming expirations are underway, along with addressing the parking garage deferred maintenance. The special servicer projects a disposition to occur in early 2027.

Loan transferred to special servicing effective 10/29/21 following a non-monetary default related to the former anchor tenant, Best Buy, vacating and Borrower's request for 1 0-months of interest deferral. In December 2023, a receiver was appointed over the vacant anchor box. In April 2024, Borrower and Lender entered into a Loan Modification in which advances are made to the receiver to facilitate lease-related work for a replacement anchor tenant, Burlington. In September

2024, the lease-related work for Burlington was completed and the tenant took possession of the premises. The receiver was dismissed and Burlington opened for business and commenced rent in Octo
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	301741205	0.00	5.21700%	0.00	5.21700%	9	10/14/22	11/06/22	11/14/22
14	301741205	0.00	5.21700%	0.00	3.25000%	9	11/27/24	10/14/22	11/14/22
15	310939728	0.00	4.66000%	0.00	4.66000%	10	09/30/20	10/04/20	12/11/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	12/11/20	10/04/20	09/30/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	10/02/20	10/04/20	12/11/20
19	301741186	19,858,971.75	5.52300%	19,858,971.75	5.52300%	10	09/16/20	04/06/20	04/06/20
19	301741186	0.00	5.52300%	0.00	5.52300%	8	01/11/21	04/06/20	09/16/20
19	301741186	0.00	5.52300%	0.00	5.52300%	10	12/29/23	04/06/20	01/11/21
20	301741207	19,258,284.44	4.75000%	19,258,284.44	4.75000%	8	03/23/21	03/22/21	04/12/21
20	301741207	0.00	4.75000%	0.00	4.75000%	8	04/12/21	03/22/21	03/23/21
22	416000248	0.00	4.88000%	0.00	4.88000%	8	04/30/24	04/19/24	--
26	310942012	0.00	4.80000%	0.00	4.80000%	2	02/09/22	12/11/21	--
27	308460027	12,245,914.83	4.80200%	12,245,914.83	4.80200%	10	10/07/20	10/06/20	12/11/20
27	308460027	0.00	4.80200%	0.00	4.80200%	10	12/11/20	10/06/20	10/07/20
60	308460060	2,657,738.03	6.13000%	2,657,738.03	0.00000%	10	11/30/20	04/05/20	01/11/21
60	308460060	0.00	6.13000%	0.00	6.13000%	10	01/11/21	04/05/20	11/30/20
Totals		31,504,199.27		31,504,199.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	308460041 04/17/23	5,478,763.28	5,600,000.00	7,354,646.42	193,212.73	5,752,925.88	5,559,713.15	0.00	0.00	39,331.85	(39,331.85)	0.45%
43	600940078 02/17/22	7,206,207.89	7,700,000.00	4,450,589.69	666,904.71	4,450,589.69	3,783,684.98	3,422,522.91	0.00	444.53	3,422,078.38	44.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,684,971.17	13,300,000.00	11,805,236.11	860,117.44	10,203,515.57	9,343,398.13	3,422,522.91	0.00	39,776.38	3,382,746.53

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	308460041	06/17/25	0.00	0.00	(39,331.85)	0.00	26,833.79	0.00	0.00	0.00	0.00
		02/18/25	0.00	0.00	(74,604.24)	0.00	0.00	(2,620.30)	0.00	0.00
		10/18/24	0.00	0.00	(71,983.94)	0.00	5,818.32	2,620.30	0.00	0.00
		08/17/23	0.00	0.00	(71,983.94)	0.00	(71,983.94)	0.00	0.00	0.00
		04/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	600940078	03/17/23	0.00	0.00	3,422,078.38	0.00	0.00	1,446.00	0.00	0.00	3,422,078.38
		02/17/23	0.00	0.00	3,420,632.38	0.00	0.00	247.65	0.00	0.00
		01/18/23	0.00	0.00	3,420,384.73	0.00	0.00	60,620.91	0.00	0.00
		11/18/22	0.00	0.00	3,359,763.82	0.00	0.00	(62,759.09)	0.00	0.00
		02/17/22	0.00	0.00	3,422,522.91	0.00	0.00	3,422,522.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,382,746.53	0.00	(39,331.83)	3,422,078.38	0.00	0.00	3,422,078.38

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(171,111.07)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,416.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	(1,421.89)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	554.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,169.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,030.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	4,290.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(137,305.44)	0.00	793.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(136,511.68)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30